Accrued Expenses	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure
Note 6 — Accrued Expenses

Accrued Expenses consist of the following:

	June 30,	December 31,
	2016	2015

Commission payable-the junket agents	$2,365,598	$4,531,003
Management fee payable-related party (Note 13)	360,848	399,959
Management and Directors' compensation	342,639	440,234
Others	585,468	659,800

	$3,654,553	$6,030,996

No junket agent, individually, accounted for more than 10% of commission payable as of June 30, 2016 and one junket agent accounted for approximately 10% of the rolling chip turnover during the six month period ended June 30, 2016. One junket agent accounted for approximately 12% of the rolling chip turnover during the year ended December 31, 2015 and another junket agent accounted for approximately 12% of commission payable as of December 31, 2015.